Accumulated Other Comprehensive Income (Loss) - Location of Loss Reclassified from AOCI into Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gains and Losses on Cash Flow Hedges	$ (26)
Available-for-sale Securities, Gross Realized Gain (Loss)	0	11	1
Reclassification out of Accumulated Other Comprehensive Income into Income	(26)
Revenues
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gains and Losses on Cash Flow Hedges	(7)
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	(7)
Selling Marketing And Administration
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gains and Losses on Cash Flow Hedges	(17)
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	(17)
Research and Development Expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gains and Losses on Cash Flow Hedges	(6)
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	(6)
Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gains and Losses on Cash Flow Hedges	(2)
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	(2)
Recovery of Income Taxes
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Gains and Losses on Cash Flow Hedges	6
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	$ 6